INVENTORIES - Schedule of gross inventories (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ 1,710.4	$ 1,223.3
Gross inventories
Schedule of Inventory Disclosure [Line Items]
Net inventories	1,747.9	1,263.5
Net realizable value valuation provision
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ (37.5)	$ (40.2)